Restructuring and Other Charges - Schedule of Restructuring and Other Charges by Reportable Segments, Pretax (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Reserve [Roll Forward]
Restructuring reserve beginning balance			$ 4	$ 7	$ 8
Cash payments			(5)	(10)	(6)
Restructuring and other charges (credits)			84	21	23
Other			(82)	(14)	(18)
Restructuring reserve ending balance		$ 1	1	4	7
Settlements			89	0	5
Asset impairment charges			0	2	14
Accelerated depreciation			1	2
Gain (loss) on disposition of assets			(22)	(25)	(22)
Engineered Structures
Restructuring Reserve [Roll Forward]
Asset impairment charges					12
Forged Wheels
Restructuring Reserve [Roll Forward]
Gain (loss) on disposition of assets			2
United Kingdom | Engine Products
Restructuring Reserve [Roll Forward]
Gain (loss) on disposition of assets				1
United Kingdom | Engineered Structures
Restructuring Reserve [Roll Forward]
Accelerated depreciation					2
Gain (loss) on disposition of assets			3	13
Pension benefits
Restructuring Reserve [Roll Forward]
Settlements	$ 3	87	88	0	5
Layoff costs
Restructuring Reserve [Roll Forward]
Restructuring reserve beginning balance			4	5	6
Cash payments			(3)	(8)	(3)
Restructuring and other charges (credits)			89	7	7
Other			(89)	0	(5)
Restructuring reserve ending balance		1	1	4	5
Layoff costs | Foreign Plan
Restructuring Reserve [Roll Forward]
Settlements			89
Layoff costs | Pension benefits
Restructuring Reserve [Roll Forward]
Settlements					5
Other exit costs
Restructuring Reserve [Roll Forward]
Restructuring reserve beginning balance			0	2	2
Cash payments			(2)	(2)	(3)
Restructuring and other charges (credits)			(5)	14	16
Other			7	(14)	(13)
Restructuring reserve ending balance		$ 0	0	0	2
Asset impairment charges					12
Accelerated depreciation				2	2
Gain (loss) on disposition of assets					$ 1
Other exit costs | Engine Products
Restructuring Reserve [Roll Forward]
Gain (loss) on disposition of assets				1
Other exit costs | Forged Wheels
Restructuring Reserve [Roll Forward]
Gain (loss) on disposition of assets			2
Other exit costs | United Kingdom
Restructuring Reserve [Roll Forward]
Gain (loss) on disposition of assets				$ (13)
Other exit costs | United Kingdom | Engineered Structures
Restructuring Reserve [Roll Forward]
Gain (loss) on disposition of assets			$ 3